Financial Assets and Financial Liabilities_Transferred Financial Assets That Are Not Derecognized In Their Entirety(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Loans Securitised For Senior Debentures Member [Member]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carrying amount of underlying assets		₩ 1,777,629		₩ 1,702,993
Carrying amount of related liabilities		₩ 969,979		₩ 762,408
KB Kookmin Card Second Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
Carrying amount of underlying assets	[1]	₩ 0		₩ 495,545
Carrying amount of related liabilities	[1]	₩ 0		₩ 107,093
KB Kookmin Card Third Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
Carrying amount of underlying assets	[1]	₩ 627,630		₩ 600,813
Carrying amount of related liabilities	[1]	₩ 336,929		₩ 324,425
KB Kookmin Card Fourth Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
Carrying amount of underlying assets	[1]	₩ 587,760		₩ 561,495
Carrying amount of related liabilities	[1]	₩ 333,296		₩ 320,892
KB Kookmin Card Fifth Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
Carrying amount of underlying assets	[1]	₩ 562,239		₩ 0
Carrying amount of related liabilities	[1]	₩ 299,754		₩ 0
Wise Mobile Thirteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.
Carrying amount of underlying assets	[2]	₩ 0		₩ 7,284
Carrying amount of related liabilities	[2]	₩ 0		₩ 0
Wise Mobile Fourteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.
Carrying amount of underlying assets	[2]	₩ 0		₩ 8,504
Carrying amount of related liabilities	[2]	₩ 0		₩ 0
Wise Mobile Fifteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.
Carrying amount of underlying assets	[2]	₩ 0		₩ 4,105
Carrying amount of related liabilities	[2]	₩ 0		₩ 0
Wise Mobile Sixteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.
Carrying amount of underlying assets	[2]	₩ 0		₩ 5,500
Carrying amount of related liabilities	[2]	₩ 0		₩ 0
Wise Mobile Seventeenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.
Carrying amount of underlying assets	[2]	₩ 0		₩ 10,407
Carrying amount of related liabilities	[2]	₩ 0		₩ 4,999
Wise Mobile Eighteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.
Carrying amount of underlying assets	[2]	₩ 0		₩ 9,340
Carrying amount of related liabilities	[2]	0		4,999
Financial assets at fair value through profit or loss
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		83,218
Carrying amount of related liabilities		74,899
Amounts of the transferred the beneficiary certificates		74,853
Securiteis Under Repurchase Agreement And Loaned Securities Member [Member]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		10,395,480		11,260,400
Carrying amount of related liabilities		8,784,896		10,666,315
Repurchase agreements
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		9,176,947	[3]	10,111,732
Carrying amount of related liabilities		8,784,896	[3]	10,666,315
Amounts of the bonds sold under repurchase agreements		3,162,000
Government bond
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		1,160,362		418,966
Carrying amount of related liabilities		0		0
Stock
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		58,171		729,702
Carrying amount of related liabilities		₩ 0		₩ 0

[1]	The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
[2]	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.
[3]	The bonds sold under repurchase agreements amounts to KRW 3,162,000 million.